Related Party Transactions - Schedule of Significant Related Party Transaction (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Mr. Zhan Jie [Member]
Loans from related parties
Loans from related parties			¥ 15,000,180
Repayment of loans to related parties
Repayment of loans to related parties	¥ 1,500,000	15,000,000
Capital injection from related parties
Capital injection from related parties	1,500,000	15,000,000
Mrs. Zhang Pingting [Member]
Loans from related parties
Loans from related parties			15,000,000
Repayment of loans to related parties
Repayment of loans to related parties	1,500,000	15,000,000
Capital injection from related parties
Capital injection from related parties	1,500,000	15,000,000
Mr. Wen Haoxiang [Member]
Capital injection from related parties
Capital injection from related parties	¥ 1,500,000	¥ 1,500,000